Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

May 8, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy that provides information regarding the reorganization of the Scharf Fund and the Scharf Global Opportunity Fund (the “Target Funds”), each a series of the Trust, into the Scharf ETF and the Scharf Global Opportunity ETF (the “Acquiring Funds”), respectively, each a series of the Trust.
The Form N-14 registration statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.
If you have any questions regarding the enclosed, please contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.
Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Vice President and Secretary
Advisors Series Trust

Enclosures